Related Party Transactions - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 09, 2012
Related Party Transaction [Line Items]
Investment in ordinary shares as percentage of issued share capital	23.00%
Net sales	€ 5,856,277,000	€ 5,245,326,000	€ 4,731,555,000
Intel [Member]
Related Party Transaction [Line Items]
Fund for R&D project				829,000,000
Investment in ordinary shares as percentage of issued share capital				15.00%
Net sales	1,007,600,000	494,700,000
Outstanding balance to related parties	(386,800,000)	(182,300,000)
Any Director or Officer of ASML or any Associate Thereof [Member]
Related Party Transaction [Line Items]
Outstanding balance to related parties	€ 0